COMMON SHARES (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Sep. 24, 2015 USD ($)	Aug. 05, 2014 USD ($)	Nov. 01, 2012 USD ($)
Common shares
Repurchase price			¥ 19,536,028
ADS
Common shares
Authorized amount to be repurchased (in dollars) | $				$ 3.0	$ 5.0	$ 5.0
Common share
Common shares
Shares repurchased | shares	0	0	1,134,264
Repurchase price	¥ 0	¥ 0	¥ 19,536,028